Other expenses	6 Months Ended
Jun. 30, 2026
Other Expenses
Other expenses

12	Other expenses

	For the six months ended June 30,
	2025	2026	2026
	S$’000	S$’000	US$’000

Management consultancy expenses	-	617	477
Information technology expenses	726	759	587
Legal and professional fees	2,118	782	604
Marketing and advertising	1,546	1,595	1,232
Rental	4	6	5
Others	266	223	172
	4,660	3,982	3,077